Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	December 31, 2023	December 31, 2022	December 31, 2021
Year-end spot rate	US$1= RMB 7.0999	US$1= RMB 6.9646	US$1= RMB 6.3757
Average rate	US$1= RMB 7.0809	US$1= RMB 6.7261	US$1= RMB 6.4515

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Plant, property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Building	22 to 30 years
Machines	10 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term